As filed with the U.S. Securities and Exchange Commission on November 14, 2011

File No. 033-47287

File No. 811-06637

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 92	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 93

(Check appropriate box or boxes.)

THE UBS FUNDS

(Exact Name of Registrant as Specified in Charter)

One North Wacker, Chicago, Illinois 60606

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code  312-525-7100

Mark F. Kemper

UBS Global Asset Management

One North Wacker

Chicago, Illinois 60606

(Name and Address of Agent for Service)

Please send copies of all communications to:

Bruce G. Leto, Esq.

Stradley, Ronon, Stevens & Young, LLP

2600 One Commerce Square

Philadelphia, PA 19103

(215) 564-8027

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

☒               immediately upon filing pursuant to paragraph (b)

☐                 on [Date] pursuant to paragraph (b)

☐                 60 days after filing pursuant to paragraph (a)(1)

☐                 on [Date] pursuant to paragraph (a)(1)

☐                 75 days after filing pursuant to paragraph (a)(2)

☐                 on [Date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐                 This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused Post-Effective Amendment Nos. 92/93 to this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and the State of New York on the 14th day of November, 2011.

THE UBS FUNDS

By:	/s/Mark E. Carver
Mark E. Carver*
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Mark E. Carver	President and Principal	November 14, 2011
Mark E. Carver*	Executive Officer

/s/ Frank K. Reilly	Chairman and	November 14, 2011
Frank K. Reilly*	Trustee

/s/ Shawn Lytle	Trustee	November 14, 2011
Shawn Lytle*

/s/ Edward M. Roob	Trustee	November 14, 2011
Edward M. Roob*

/s/ Adela Cepeda	Trustee	November 14, 2011
Adela Cepeda*

/s/ J. Mikesell Thomas	Trustee	November 14, 2011
J. Mikesell Thomas*

/s/ Abbie J. Smith	Trustee	November 14, 2011
Abbie J. Smith*

/s/ John J. Murphy	Trustee	November 14, 2011
John J. Murphy*

/s/ Thomas Disbrow	Treasurer and Principal	November 14, 2011
Thomas Disbrow*	Accounting Officer

* By:	/s/ Joseph J. Allessie
Joseph J. Allessie, Attorney-in-Fact
(Pursuant to Powers of Attorney incorporated herein by reference.)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase